Property and Equipment	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and Equipment consists of the following:

Description	June 30, 2016	June 30, 2015

Leasehold Improvements	$2,261	$2,886
Furniture and Fixtures	588	588
Computer Equipment	456	458
Software	164	5
Total	3,469	3,937
Accumulated Depreciation and Amortization	(2,055)	(1,603)
Property and Equipment, net	$1,414	$2,334

Depreciation and amortization charges included in Selling, general and administrative expenses for the years ended June 30, 2016 and 2015 amounted to $512 and $656, respectively.